Explanatory notes to the Consolidated Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2025
Cash Flows Explanatory Notes [Abstract]
Disclosure of reconciliation of liabilities arising from financing activities	The following is a reconciliation of liabilities arising from financing activities for the years ended December 31,
2025 and 2024:

	Years ended December 31,
(€ million)	2025	2024
Total Debt at January 1	37,227	29,463
Add: Derivative (assets)/liabilities and collateral at January 1	(409)	(109)
Total Liabilities from financing activities at January 1	36,818	29,354

Cash flows(1)	9,489	6,219
Foreign exchange effects	(2,252)	12
Fair value changes	2	85
Changes in scope of consolidation	229	350
Transfer to (assets)/liabilities held for sale	(61)	(10)
Other changes	1,434	808

Total Liabilities from financing activities at December 31	45,659	36,818
Less: Derivative (assets)/liabilities and collateral at December 31(2)	(288)	(409)
Total Debt at December 31	45,947	37,227
The table above reflects the reclassified 2024 amounts resulting from the adjustments to the cash flow statement, which have been described in Note 2, Basis of preparation. No additional changes were made other than those already described in Note 2, Basis of preparation
(1) Includes the lines (a) Changes in short-term debt and other financial assets and liabilities, (b) Gross outflows in repayments of long-
term debt and (c) Proceeds from issuances of long-term debt. Refer to the Consolidated Statement of Cash Flows for additional information
(2) Includes the lines (a) Collateral deposits measured at fair value through profit or loss, and (b) Derivative financial assets. Refer to Note
13, Financial assets for additional information, and c) Other non-current financial liabilities, and (d) Other current financial liabilities. Refer to Note 17, Derivative financial and operating assets and liabilities for additional information